Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Event [Line Items]
Subsequent Events

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Condensed Consolidated Financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Condensed Consolidated Financial statements.

Sarcos Corp and Subsidiaries
Subsequent Event [Line Items]
Subsequent Events

14. Subsequent events

Subsequent events have been evaluated through April 15, 2021, the date the consolidated financial statements were issued.  The following events required additional disclosures:

Paycheck Protection Program

On January 6, the Small Business Administration and the Department of the Treasury released an Interim Final Rule allowing certain companies to receive a Second Draw PPP Loan in accordance with Section 7(a)(37) of the Small Business Act.  The Company applied for a Second Draw PPP Loan based on qualified spending, decreased quarterly revenue, and other factors.  On March 3, 2021, a loan of $2,000 was granted and received shortly thereafter.

Second Draw PPP Loans are eligible for forgiveness based on qualified spending during an 8 to 24 months covered period, assuming employee and compensation levels are maintained.  Loan payments are deferred for at least 10 months after the end of the covered period.  If not forgiven, Second Draw PPP Loans have a maturity of five years and a 1% interest rate.

Non-controlling interest

On February 16, 2021, the Company acquired the non-controlling interest’s shares in Zepto for a purchase price of $200 making Zepto a wholly owned subsidiary of the Company.

Equity Grant

On March 31, 2021, the Company granted to its Chief Executive Officer, Ben Wolff, 1,000,000 Restricted Stock Awards.  These awards vest over a 15-month period commencing on the date of a qualifying transaction which the Company expects to be the date at which it consummates its business combination with Rotor Acquisition Corp.

Service agreement

On April 4, 2021, the Company entered into an agreement with Palantir Technologies (Palantir) in which the Company would commit to utilize software and services from Palantir over the next six years for a total of $42,000. The software and services are an integral part of the Company’s plans to provide Robots as a Service upon commercialization of the Company’s Guardian® XO and XT robots. The agreement is structured such that the Company will commit to spend $150 per month with Palantir through the closing of the currently proposed merger agreement with Rotor Acquisition Corp. and as part of the first year’s annual commitment. Should the merger not be consummated, the Company has the option of terminating the agreement and no further commitments are required. In exchange for this agreement, Palantir is investing $21,000 as part of the merger transaction.

Business combination

On April 5, 2021, the Company entered into a definitive agreement to merge with Rotor Acquisition Corp. (“Rotor”), where the Company will merge with the subsidiary Rotor, with Sarcos surviving the merger as a wholly owned subsidiary of Rotor.

14. Subsequent events

Subsequent events have been evaluated through September 30, 2021, the date the consolidated financial statements were issued.

Legal proceedings

On July 1, 2021, seven former employees of Sarcos filed suit in Utah state court against Sarcos. The complaint alleges that in 2021, Sarcos wrongfully suspended the exercise of the plaintiffs’ stock options. The complaint asserts claims for breach of contract, breach of the covenant of good faith and fair dealing and seeks declaratory judgment in favor of plaintiffs and injunctive relief from option expiration. The complaint seeks damages in an amount to be determined at trial, but in no event less than $1,500. On the same day they filed the complaint, plaintiffs also filed a motion for preliminary injunction to enjoin the expiration of the stock options.

The Company believes the allegations against Sarcos in this lawsuit are without merit and will continue to defend vigorously against them.

Vote of Security holders

On September 15, 2021, Rotor stockholders, approved the Agreement and Plan of Merger, dated as of April 5, 2021, by and among Rotor, Rotor Merger Sub and Sarcos, to which Merger Sub will merge with and into Sarcos with Sarcos surviving the merger as a wholly owned subsidiary of Rotor.

Business Combination

On September 24, 2021, the Company and Rotor Acquisition Corp. consummated the Business Combination. Following the closing, the combined company began operating as Sarcos Technology and Robotics Corporation and its common stock and warrants are now listed under the symbols “STRC” and “STRCW”, respectively, on The Nasdaq Global Market beginning September 27, 2021. As a result of the Business Combination, the Company received approximately $232.6 million in cash which the Company intends to use to accelerate growth by substantially increasing its investment in product development.